Equity / net investments	12 Months Ended
Dec. 31, 2025
Equity Net Investments
Equity / net investments

15.	Equity / net investments

(a)	Pre reorganization

The financial statements were prepared in accordance with the basis of preparation described in Note 2 and the accounting policies described in Note 2. No share capital is presented prior to the corporate reorganization as the financial statements reflect the combination of the Company and Nuova. The net investment and the profit (loss) for the year/period are derived by aggregating the net assets of the Company and its subsidiaries with those of Nuova and its subsidiaries.

In accordance with Article 25 of the bylaws, the distribution of mandatory dividends amounting to 25% (twenty-five percent) of the net profit adjusted as per Articles 201 and 202 of Law No. 6,404/76 is assured, to be paid as stipulated in Article 205, § 3 of the same legal provision, upon the conclusion of the fiscal year. On the fiscal years ended December 31, 2024 and 2023, the Group allocated part of its net profit for the distribution of mandatory dividends, in the amounts of R$9,950 and R$ 79,674, respectively.

On September 30, 2024, Nuova was merged with and into Agibank Corretora de Seguros Sociedade Simples Ltda., which subsequently assumed control of Nuova and its subsidiaries—such merger, the Nuova Merger. As a result, these entities became indirect subsidiaries of the Bank.

(b)	After reorganization

	December 31, 2025		December 31, 2024
Class of shares	Number of shares	Carrying amount	Number of shares	Carrying amount
Common shares	418,168,922	1,156,729	418,168,922	723,610
Preferred shares A	30,422,075	49,494	22,913,504	17,984
Preferred shares B	145,674,473	402,961	145,674,473	252,079
Preferred shares C	142,984,328	557,787	142,984,328	409,691
Preferred shares D	35,466,285	56,734	-	-
Preferred shares E	74,111,384	398,377	59,589,816	269,636
Total share capital	846,827,467	2,622,082	789,331,043	1,673,000

As of December 31, 2025, Agi Financial Holding’s share capital amounted to R$2,622,082, fully subscribed and paid in, and is divided into 846,827,467 book-entry shares with no par value, including 418,168,922 common shares, 30,422,075 class A preferred shares, 145,674,473 class B preferred shares, 142,984,328 class C preferred shares, 35,466,285 class D preferred shares, and 74,111,384 class E preferred shares, with rights defined as follows:

•	Class A preferred shares do not carry voting rights. As of the reporting date, Class A preferred shares do not grant preferential or priority rights to dividends or interest on capital and participate in profit distributions on the same basis as common shares.

•	Class B, Class C and Class E preferred shares each confer one vote per share. As of the reporting date, these classes do not grant preferential or priority rights to dividends or interest on capital and participate in profit distributions on the same basis as common shares.

•	Class D preferred shares confer one vote per share and grant their holders a preferential participation in the Company’s distributable profits, resulting in a higher allocation of earnings per share relative to other classes of equity instruments. The preferential allocation applicable to Class D preferred shares is non-cumulative, contingent upon the availability of distributable profits for the period and does not give rise to any contractual obligation of the Company to deliver cash or other financial assets.

At the Extraordinary General Meeting held on February 19, 2025, the issuance of 35,466,285 Class D preferred shares was approved at an issuance price of R$400,000, of which R$20,000 was allocated to share capital and R$380,000 was allocated to the capital reserve. The issuance forms part of the Shareholders’ Agreement entered into between the Company and the investment fund “LCM BIGBANG FUNDO DE INVESTIMENTO EM PARTICIPAÇÕES MULTIESTRATÉGIA RESPONSABILIDADE LIMITADA.” The transaction was carried out through the contribution of the shares of Banco Agibank S.A. that the investment fund had acquired on December 27, 2024. As a result, from that date the Company came to hold 100% of the equity interest in Banco Agibank S.A. (95.7% as of December 31, 2025 — see Note 2.a). The share issuance, together with the increase in ownership interest in Banco Agibank S.A., resulted in a change of R$124,961 between controlling and non-controlling interests.

On October 1, 2025, Banco Agibank acquired the non-controlling interests in the company’s Agibank Corretora de Seguros Ltda., Telecontato Call Center e Telemarketing Ltda., and Hypeflame Tecnologia e BigData Ltda. Additionally, its wholly-owned subsidiary, Agibank Corretora de Seguros Ltda., acquired equity interests in the companies Agiplan Serviços de Cobrança Ltda., and Neo Núcleo de Excelência Operacional Ltda. The Net Impact of the movement was R$7,263.

At the Extraordinary General Meeting held on October 27, 2025, the increase of AGI Financial Holding’s share capital in the amount of R$53,873 thousand was approved, through the partial capitalization of the amounts recorded as interest on equity payable, with the issuance of 15,050 thousand registered shares. Of these, 528 thousand were Class A preferred shares with a nominal value of R$1,892 each, and 14,522 thousand were Class E preferred shares with a nominal value of R$51,981 each.

At the Extraordinary General Meeting held on December 30, 2025, the increase of the Company’s share capital in the amount of R$877,101 thousand was approved, without the issuance of new shares, through the capitalization of retained earnings for the period, legal reserve, statutory reserve and reserve for mandatory dividends not distributed, based on the interim balance sheet dated November 30, 2025.

(c)	Usufruct dividends

On June 28, 2024, a usufruct agreement was executed between the Bank and the Company, pursuant to which dividends and interest on capital declared by the Bank are paid directly to the shareholders of the Company. Although the Company remains the legal owner of the shares of the Bank, the shareholders of the Company are entitled to receive such distributions during the term of the agreement. These amounts distributed by the Bank directly to the shareholders of the Company were recorded as a reduction in retained earnings. As of December 31, 2025, the Board of Directors approved interest on capital in the amount of R$237,571.

(d)	Earnings per share

Earnings per share are calculated by dividing profit for the period attributable to the equity holders of the Company by the weighted average number of ordinary shares outstanding during the period. Diluted earnings per share are calculated by adjusting the weighted average number of ordinary shares outstanding, considering the potential conversion of preferred shares into ordinary shares. As the effect of such conversion would increase, rather than decrease, earnings per share, these preferred shares are considered antidilutive and, therefore, are not included in the calculation of diluted earnings per share. The number of ordinary shares in issue by the Company following the corporate reorganization is presented retroactively for purposes of calculating earnings per share in all periods presented.

	December 31, 2025	December 31, 2024	December 31, 2023
Continuing operations:
Net income attributable to owners of the parent company	1,037,833	791,014	421,991
Net income attributable to common shares	514,043	419,093	223,578
Net income attributable to preferred shares	523,790	371,920	198,413
Weighted average number of outstanding shares following the corporate reorganization	823,452,977	789,268,910	789,268,910
Common	418,168,922	418,168,922	418,168,922
Preferred	405,284,055	371,099,988	371,099,988

Basic and diluted earnings per share – R$
Common	1.23	1.00	0.53
Preferred	1.59	1.00	0.53

Net income attributable to preferred shares represents the portion of the Company’s profit for the period allocated to holders of preferred shares in accordance with the specific economic rights applicable to each class of preferred shares.

For the year ended December 31, 2025 and 2024, all classes of preferred shares participate in profits on a basis equivalent to common shares.

The allocation of earnings among classes of equity instruments is based solely on distributable profits for the period and does not result in fixed, cumulative or guaranteed returns. Accordingly, amounts attributed to preferred shares are presented as a component of profit attributable to equity holders of the Company.